Latin America 2x Strategy Fund (First Prospectus Summary) | Latin America 2x Strategy Fund
LATIN AMERICA 2x STRATEGY FUND
IMPORTANT INFORMATION ABOUT THE FUND - The Latin America 2x Strategy Fund (the
"Fund") is very different from most other mutual funds in that it seeks daily leveraged investment results. As a result, the Fund may be riskier than alternatives that do not use leverage because the performance of an investment in the Fund is magnified.

The effect of leverage on the Fund will generally cause the Fund's performance to not match the performance of the Fund's benchmark (as described below) over a period of time greater than a single trading day. This means that the return of the Fund for a period of longer than a single trading day will be the result of each day's compounded returns over the period, which will very likely differ from 1.5x of the return of the Fund's underlying index (as defined below) for that period. As a consequence, especially in periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund's cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of the Fund's stated investment goal
(e.g., 2x) and the cumulative performance of the underlying index (as defined below).

The Fund is not suitable for all investors. The Fund should be utilized only by investors who (a) understand the risks associated with the use of leverage,
(b) understand the consequences of seeking daily leveraged investment results, and (c) intend to actively monitor and manage their investments. Investors who do not meet these criteria should not buy shares of the Fund. An investment in the Fund is not a complete investment program.
INVESTMENT OBJECTIVE -
The Fund seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the S&P Latin America 40 Index (the "underlying index"). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
FEES AND EXPENSES OF THE FUND -
This table describes the fees and expenses that you may pay if you buy and hold H-Class Shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Latin America 2x Strategy Fund H-Class
Management Fees
Distribution (12b-1) Fees		0.25%
Other Expenses	[1]
Total Annual Fund Operating Expenses
[1]	Because the Fund is new, "Other Expenses" are based on estimated amounts for the current fiscal year.

EXAMPLE -
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Latin America 2x Strategy Fund H-Class

PORTFOLIO TURNOVER -
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. The Fund's portfolio turnover rate is calculated without regard to cash instruments or derivatives. If such instruments were included, the Fund's portfolio turnover rate might be significantly higher. The Fund is new, and therefore, does not have a historical portfolio turnover rate.
PRINCIPAL INVESTMENT STRATEGIES -
The Fund invests principally in securities of companies included in the underlying index and in derivative instruments which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices.
Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its investment objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to that of the underlying index. The Fund may also invest in exchange-traded funds ("ETFs") that provide exposure to one or more foreign countries and in American Depositary Receipts ("ADRs") to gain exposure to the underlying index. While the Fund anticipates investing in these instruments to seek to achieve its investment objective, the extent of the Fund's investment in these instruments may vary from day to day depending on a number of different factors, including price, availability, and general market conditions. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. The S&P Latin America 40
Index represents the major economic sectors of Mexican and South American equity markets. It includes highly liquid securities from Mexico, Brazil, Argentina and
Chile. The Index serves to cover the large-cap liquid constituents of each key country in Latin America. It is also the Latin America component of S&P Global
1200. As of [date], the S&P Latin America 40 Index included companies with capitalizations ranging from $___ billion to $___ billion. Certain of the Fund's derivative investments may be traded in the over-the-counter ("OTC") market. On a day-to-day basis, the Fund may hold U.S. government securities or cash equivalents to collateralize its derivative positions. In an effort to ensure that the Fund is fully invested on a day-to-day basis, the Fund may conduct any necessary trading activity at or just prior to the close of the U.S. financial markets. To the extent the underlying index is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.
PRINCIPAL RISKS -
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. In addition to this risk, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

ACTIVE TRADING RISK - Active trading, also called "high portfolio turnover" may result in higher brokerage costs or mark-up charges, which may negatively affect
Fund performance and result in short-term capital gains, which have a negative tax effect. Large movements of assets into and out of the Fund due to active trading also may adversely affect the Fund's ability to achieve its investment objective.

CORRELATION AND COMPOUNDING RISK - A number of factors may affect the Fund's ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that the Fund will achieve a high degree of correlation.
Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The risk of the Fund not achieving its investment objective will be more acute when the underlying index has an extreme one-day move approaching 50%. In addition, as a result of compounding and the times at which the Fund and the underlying index calculate their respective
NAVs, the Fund's performance is likely to be either greater than or less than the performance of the underlying index times the stated multiple in the Fund's investment objective, before accounting for fees and fund expenses.

Compounding affects all investments, but has a more significant impact on a leveraged index fund. In general, particularly during periods of higher index volatility, compounding will cause longer-term results to be more or less than the return of the Fund's benchmark. This effect becomes more pronounced as volatility increases.

Fund performance for periods greater than one day can be estimated given any set of assumptions for the following factors: (a) underlying index performance;
(b) underlying index volatility; (c) financing rates associated with leverage;
(d) other Fund expenses; (e) dividends paid by companies in the underlying index; and (f) period of time. The chart below illustrates the impact of two principal factors - volatility and performance - on Fund performance. The chart shows estimated Fund returns for a number of combinations of performance and volatility over a one-year period. Performance shown in the chart assumes:
(a) no dividends paid by the companies included in the underlying index; (b) no
Fund expenses; and (c) a cost of leverage of zero percent. If Fund expenses were included, the Fund's performance would be lower than shown.

Areas shaded lighter represent those scenarios where the Fund can be expected to return more than twice the performance of the underlying index; conversely, areas shaded darker represent those scenarios where the Fund can be expected to return less than twice the performance of the underlying index.

               Index Performance                      Annualized Volatility
                1x            2x         10%        25%        50%        75%        100%
                  -60%        -120%       -84%       -85%       -88%       -91%       -94%
                  -50%        -100%       -75%       -77%       -81%       -86%       -91%
                  -40%         -80%       -65%       -66%       -72%       -80%       -87%
                  -30%         -60%       -52%       -54%       -62%       -72%       -82%
                  -20%         -40%       -37%       -41%       -49%       -64%       -78%
                  -10%         -20%       -20%       -24%       -37%       -55%       -71%
                    0%           0%        -1%        -5%       -22%       -43%       -65%
                   10%          20%        19%        14%        -5%       -31%       -58%
                   20%          40%        42%        36%        11%       -15%       -47%
                   30%          60%        67%        59%        32%        -3%       -38%
                   40%          80%        93%        84%        52%        11%       -28%
                   50%         100%       122%       111%        76%        28%       -20%
                   60%         120%       154%       140%       100%        44%       -10%

The underlying index's annualized historical volatility rate for the five year period ended [DATE] is ____%. The underlying index's highest one-year volatility rate during the five year period is ___%. The underlying index's annualized performance for the five year period ended [DATE] is ___%.

Historical underlying index volatility and performance are not indications of what the underlying index volatility and performance will be in the future.

COUNTERPARTY CREDIT RISK - The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund's use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, if a swap agreement counterparty defaults on its payment obligations to the
Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of the Fund's investment.

CURRENCY RISK - The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of short positions, that the
U.S. Dollar will decline in value relative to the currency being hedged. The
Fund also may incur transaction costs in connection with conversions between various currencies.

DEPOSITARY RECEIPT RISK - The Fund may hold the securities of non-U.S. companies in the form of ADRs. The underlying securities of the ADRs in the Fund's portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Fund's portfolio. In addition, the value of the securities underlying the ADRs may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

DERIVATIVES RISK - The Fund's investments in derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

EARLY CLOSING RISK - The Fund is subject to the risk that unanticipated early closings of securities exchanges and other financial markets may result in the
Fund's inability to buy or sell securities or other financial instruments on that day and may cause the Fund to incur substantial trading losses.

EMERGING MARKETS RISK - The Fund's investments may have exposure to emerging markets. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile because they are countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by the Advisor.

FOREIGN ISSUER EXPOSURE RISK - The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs, that are indirectly linked to the performance of foreign issuers. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets.

GEOGRAPHIC CONCENTRATION IN LATIN AMERICA RISK - Because a significant portion of the assets of the Fund are invested in a specific geographical region, the value of its investments and the net asset value of the Fund could decline more dramatically as a result of adverse events affecting Latin America. While the
Fund's underlying index is designed to include only blue chip stocks from the four countries' markets, each country's economy is considered to be an emerging market economy. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant effect on investments in the Fund.

INVESTMENT IN INVESTMENT COMPANIES RISK - Investing in other investment companies subjects the Fund to those risks affecting the investment company, including the possibility that the value of the underlying securities held by the investment company could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying investment companies' expenses.

LEVERAGING RISK - The Fund achieves leveraged exposure to the underlying index through the use of derivative instruments. The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments. The Fund's investment in these instruments generally requires a small investment relative to the amount of investment exposure assumed. As a result, such investments may give rise to losses that exceed the amount invested in those instruments. Since the Fund's investment strategy involves consistently applied leverage, the value of the Fund's shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. Leverage also will have the effect of magnifying tracking error.

LIQUIDITY RISK - In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. In addition, the ability of the Fund to assign an accurate daily value to certain investments may be difficult, and the Advisor may be required to fair value the investments.

MARKET RISK - The Fund's investments in securities and derivatives, in general, are subject to market risks that may cause their prices to fluctuate over time.
An investment in the Fund may lose money.

NON-DIVERSIFICATION RISK - The Fund is considered non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

OTC TRADING RISK - Certain of the derivatives in which the Fund may invest may be traded (and privately negotiated) in the OTC market. While the OTC derivatives market is the primary trading venue for many derivatives, it is largely unregulated. As a result and similar to other privately negotiated contracts, the Fund is subject to counterparty credit risk with respect to such derivative contracts.

PASSIVE INVESTMENT RISK - The Fund is not actively managed and the Advisor does not attempt to take defensive positions in declining markets. Therefore, the
Fund may be subject to greater losses in a declining market than a fund that is not actively managed.

PORTFOLIO TURNOVER RISK - The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. Higher portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders.
Portfolio turnover risk may cause the Fund's performance to be less than you expect.

STATUS AS A REGULATED INVESTMENT COMPANY RISK - The Fund may realize gains from the sale or other disposition of foreign currencies and other income (including gains from options, futures or forward contracts) derived from investing in stock, securities, or foreign currencies. The Secretary of the Treasury is authorized to issue regulations that might cause the Fund, as a result of its realization of such foreign currency gains, to fail to qualify as a regulated investment company. As of the date of this Prospectus, no regulations have been issued pursuant to this authorization, but such regulations may be issued in the future.

TRACKING ERROR RISK - The Advisor may not be able to cause the Fund's performance to correlate to that of the Fund's benchmark, either on a daily or aggregate basis.
Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of the underlying index, rounding of share prices, changes to the composition of the underlying index, regulatory policies, high portfolio turnover rate, and the use of leverage all contribute to tracking error. Tracking error may cause the Fund's performance to be less than you expect.

TRADING HALT RISK - If a trading halt occurs, the Fund may temporarily be unable to purchase or sell securities, options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.
PERFORMANCE INFORMATION -
A comparison of the Fund's performance with that of a
broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund has not yet commenced operations and, therefore, does not have any performance history. Of course, once the Fund has performance for a full calendar year, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.